Note 15 - Stock-Based Compensation Plans (Details) - Options Outstanding and Options Exercisable (USD $)	12 Months Ended
Jan. 31, 2015
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Weighted Average Exercise Price, Options Outstanding	$ 6.33
Number of Stock Options, Options Outstanding (in Shares)	953,264
Weighted Average Remaining Contractual Life (years), Options Outstanding	2 years 6 months
Weighted Average Exercise Price, Options Exercisable	$ 3.87
Number of Stock Options, Options Exercisable (in Shares)	654,410
Range 1 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Range of Exercise Prices, Lower Limit	$ 3.02
Range of Exercise Prices, Upper Limit	$ 3.46
Weighted Average Exercise Price, Options Outstanding	$ 3.03
Number of Stock Options, Options Outstanding (in Shares)	461,875
Weighted Average Remaining Contractual Life (years), Options Outstanding	146 days
Weighted Average Exercise Price, Options Exercisable	$ 303
Number of Stock Options, Options Exercisable (in Shares)	461,875
Range 2 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Range of Exercise Prices, Lower Limit	$ 5.67
Range of Exercise Prices, Upper Limit	$ 5.82
Weighted Average Exercise Price, Options Outstanding	$ 5.69
Number of Stock Options, Options Outstanding (in Shares)	228,889
Weighted Average Remaining Contractual Life (years), Options Outstanding	2 years 255 days
Weighted Average Exercise Price, Options Exercisable	$ 5.68
Number of Stock Options, Options Exercisable (in Shares)	170,535
Range 3 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Range of Exercise Prices, Lower Limit	$ 6.44
Range of Exercise Prices, Upper Limit	$ 8.03
Weighted Average Exercise Price, Options Outstanding	$ 7.78
Number of Stock Options, Options Outstanding (in Shares)	47,500
Weighted Average Remaining Contractual Life (years), Options Outstanding	4 years 73 days
Weighted Average Exercise Price, Options Exercisable	$ 7.60
Number of Stock Options, Options Exercisable (in Shares)	22,000
Range 4 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Range of Exercise Prices, Lower Limit	$ 13.60
Range of Exercise Prices, Upper Limit	$ 13.79
Weighted Average Exercise Price, Options Outstanding	$ 13.77
Number of Stock Options, Options Outstanding (in Shares)	215,000
Weighted Average Remaining Contractual Life (years), Options Outstanding	6 years 146 days